Summary of Significant Accounting Policies (Details Narrative)			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 21, 2023	May 10, 2023	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Product Information [Line Items]
Goodwill impairment					$ 0		$ 1,244,309	$ 0
Impairment charges							2,679,978	374,300
Impairment of long-lived tangible assets					0		1,873,619
Cash equivalents							0	0
Sales return and allowances							94,000	66,000
Allowance for bad debt							0	0
Net realizable value							743,218
Cost of revenue			$ 1,586,478	$ 3,973,656	4,775,102	$ 11,431,331	$ 13,419,133	7,979,830
Foreign Currency Translation Adjustment, Description							The rate used in the financial statements for TOBC as presented for December 31, 2022 was 0.80 Canadian Dollars to U.S. Dollars and for December 31, 2021 was 0.79 Canadian Dollars to U.S. Dollars
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax, Portion Attributable to Parent							$ 60,100	54,200
Advertising expenses							$ 5,400	$ 5,700
Converted into common shares | shares							500
Stock option exercised | shares							4,121,633	3,431,250
Warrant exercise | shares								353,250
Interest Payable							$ 67,000	$ 143,300
Income Tax Examination, Penalties and Interest Expense							$ 0	$ 0
Credit loss expense					3,239
Inventory adjustment based on gross loss recogized					0
Stock split ratio	one-for-twenty reverse stock split
Board of Directors Chairman [Member]
Product Information [Line Items]
Voting rights		87.08
Stock split ratio		1-for-2 and not more than 1-for-50
Warrant [Member]
Product Information [Line Items]
Warrant exercise | shares							2,413,500	1,538,500
Convertible Preferred Stock [Member]
Product Information [Line Items]
Shares outstanding | shares								1,413
Converted into common shares | shares								706,500
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Ten Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage							59.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage							36.00%	24.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage								52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Ten Customer [Member]
Product Information [Line Items]
Concentration Risk, Percentage								59.00%
Cost of Goods and Service, Segment Benchmark [Member] | Customer Concentration Risk [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage								70.00%
Cost of Goods and Service, Segment Benchmark [Member] | Indonesia Vietnam And China [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage							76.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Five Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage							29.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Four Suppliers [Member]
Product Information [Line Items]
Concentration Risk, Percentage								80.00%
Cost of Goods and Service, Segment Benchmark [Member] | Geographic Concentration Risk [Member] | Nonaffiliated Mexican Supplier [Member]
Product Information [Line Items]
Concentration Risk, Percentage								42.00%
Related Party [Member]
Product Information [Line Items]
Due from related party for future shipments			$ 1,300,000		1,300,000		$ 1,300,000	$ 1,300,000
Bacolod Blue Star Export Corp [Member]
Product Information [Line Items]
Cost of revenue					$ 0	$ 0	0	0
Customer Relationships [Member]
Product Information [Line Items]
Impairment charges							1,595,677	$ 374,300
Trademarks [Member]
Product Information [Line Items]
Impairment charges							1,006,185
Non Compete Agreement [Member]
Product Information [Line Items]
Impairment charges							$ 78,116